Share-Based Compensation - Summary of NES Activities under 2006 and 2016 Share Incentive Plan (Detail) - $ / shares	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 4.67	$ 5.99	$ 2.6
2006 and 2016 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	21,469,262
Number of NES, Granted	37,430,460
Number of NES, Vested	(10,891,280)
Number of NES, Forfeited	(203,042)
Number of NES, Ending balance	47,805,400	21,469,262
Weighted-average grant date fair value, Beginning balance	$ 5.01
Weighted-average grant date fair value, Granted	4.67
Weighted-average grant date fair value, Vested	6.99
Weighted-average grant date fair value, Forfeited	5.09
Weighted-average grant date fair value, Ending balance	$ 4.29	$ 5.01